Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The condensed consolidated unaudited interim financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements and notes are presented as permitted on Form 10-Q and do not contain information included in the Company’s annual statements and notes. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. It is suggested these condensed consolidated financial statements be read in conjunction with the December 31, 2016 audited consolidated financial statements and the accompanying notes thereto. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year.

These condensed consolidated unaudited financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the operations and cash flows for the periods presented.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Because Tempus was deemed the accounting acquirer in the Business Combination, which was consummated on July 31, 2015, the historical financial information for the years ended December 31, 2016 and 2015 reflects the financial information and activities of Tempus only. In conjunction with the Business Combination, all outstanding membership interests of Tempus were exchanged for shares of the Company’s common stock. The historical members’ equity of Tempus (which is a limited liability company) has been retroactively adjusted to reflect the stockholders’ equity structure of Tempus Holdings (which is a corporation), using the respective exchange ratios established in the Business Combination. This reflects the number of shares Tempus Holdings issued to the members of Tempus upon the consummation of the Business Combination. Accordingly, all shares and per share amounts for all periods presented in these consolidated financial statements and the notes thereto have been adjusted retrospectively, where applicable, to reflect the respective exchange ratios established in the Business Combination. For details on the conversion of Tempus’ membership interests into Company common stock, see the Company’s Current Report on Form 8-K filed with the SEC on August 6, 2015 in connection with the Business Combination.

The Company manages, analyzes and reports on its business and results of operations on the basis of one operating segment, flight operations and support. Our chief executive officer is the chief operating decision maker.

Principles of Consolidation		Principles of Consolidation The consolidated financial statements include the accounts of Tempus Holdings and its subsidiaries. Significant inter-entity accounts and transactions have been eliminated.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact both assets and liabilities, including but not limited to: net realizable value of accounts receivable, estimated useful lives and potential impairment of property and equipment, the valuation of intangible assets, estimate of fair value of warrant liabilities, estimates of tax liabilities and estimates of the probability and potential magnitude of contingent liabilities.

Making estimates requires management to exercise significant judgement. It is at reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near-term due to one or more future non-conforming events. Accordingly, actual results could differ significantly from estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax

Income Tax

The Company follows the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. The Company recognizes deferred tax assets or liabilities based on differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts calculated on enacted tax laws and rates applicable to the periods in which the differences are expected to be ultimately realized.

FASB ASC 740, Income Taxes, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained upon examination by taxing authorities. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized.

Tempus, a limited liability company, was the acquiror in the Business Combination; therefore, Tempus’ taxable income or loss for the period commencing January 1, 2015 through July 31, 2015 (the effective date of the Business Combination) is allocated to its members in accordance with its operating agreement and is reflected in the members’ income taxes. The members' income tax filings are subject to audit by various taxing authorities depending on their physical residence. All members reside in the United States of America.

The accompanying consolidated financial statements reflect a provision or liability for Federal and state income taxes for the period commencing January 1, 2015 through July 31, 2015 (the effective date of the Business Combination) for Chart, the predecessor company, and for Tempus Holdings for the period commencing July 31, 2015 (the effective date of the Business Combination) through December 31, 2016.

The Company’s tax returns are subject to possible examination by the taxing authorities. For income tax purposes, the tax returns essentially remain open for possible examination for a period of three years after the respective filing of those returns.

Revenue Recognition

Revenue Recognition

The Company uses the percentage-of-completion method for accounting for long-term aircraft maintenance and modification fixed-price contracts to recognize revenues and receivables for financial reporting purposes.  Revenues from firm fixed price contracts are measured by the percentage of costs incurred to date to estimated total costs for each contract. Revenues from time-and-material line items are measured by direct labor hours or flight hours incurred during the period at the contracted hourly rates plus the cost of materials, if applicable. To the extent this earned revenue is not invoiced, it is recognized as earnings in excess of billings and is represented in other accounts receivable on the consolidated balance sheets.

Revenue on leased aircraft and equipment representing rental fees and financing charges are recorded on a straight- line basis over the term of the leases.

Currently, the Company’s consolidated revenues consist principally of revenues earned under aircraft management contracts (which are based on fixed expenses and fees plus variable expenses and fees tied to actual aircraft flight hours) and revenues earned from the provision of leased aircraft (which are based on actual aircraft flight hours) and modification of aircraft that will be utilized for the provision of leased aircraft services to our customers.

Revenue Recognition

The Company uses the percentage-of-completion method for accounting for long-term aircraft maintenance and modification fixed-price contracts to recognize revenues and receivables for financial reporting purposes. Revenues from firm fixed price contracts are measured by the percentage of costs incurred to date to estimated total costs for each contract. Revenues from time-and-material line items are measured by direct labor hours or flight hours incurred during the period at the contracted hourly rates plus the cost of materials, if applicable. To the extent this earned revenue is not invoiced, it is recognized as earnings in excess of billings and is represented in other accounts receivable on the consolidated balance sheets. There were no earnings in excess of billings at December 31, 2016 and 2015.

The Company records payments received in advance for services to be performed under contractual agreements and billings in excess of costs on uncompleted fixed-price contracts as deferred revenue until such related services are provided. Deferred revenue was $0 and $48,130 at December 31, 2016 and 2015 respectively.

Revenue on leased aircraft and equipment representing rental fees and financing charges are recorded on a straight line basis over the term of the leases.

Currently, the Company’s consolidated revenues consist principally of revenues earned under aircraft management contracts (which are based on fixed expenses and fees plus variable expenses and fees tied to actual aircraft flight hours) and revenues earned from the provision of leased aircraft.

Pre-contract Costs

Pre-contract Costs

We capitalize the pre-contract costs we incur, excluding start-up costs which are expensed as incurred, if we determine that it is probable that we will be awarded a specific anticipated contract. These capitalized costs are recognized as a cost of revenue ratably across flight hours that are expected to be flown, as they are actually flown, for that particular contract. Capitalized pre-contract costs of $29,790 and $334,134 at December 31, 2016 and December 31, 2015, respectively, are included in other current assets in the accompanying consolidated balance sheets. Should future orders not materialize or we determine the costs are no longer probable of recovery, the capitalized costs would be written off.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of cash flow, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties, and highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Cash balances usually do exceed federally insured limits.

Restricted Cash

Restricted Cash

The Company considers cash or highly liquid debt instruments on deposit with financial institutions that are held to secure an obligation by the Company to be restricted cash. As of December 31, 2016 and 2015, the Company had a restricted cash balance of $50,007 and $1,100,000 respectively. This balance consists of a certificate of deposit that secures the Company’s credit borrowings in the amount of $50,007 and $350,000 at December 31, 2016 and 2015, respectively, and a $750,000 certificate of deposit that secured a standby letter of credit in support of the Company’s response to a formal contract bid at December 31, 2015.

Standby Letters of Credit

Standby Letters of Credit

As of December 31, 2015, the Company had deposited $750,000 into a certificate of deposit to secure a standby letter of credit in support of the Company’s response to a formal contract bid. The standby letter of credit was included in restricted cash and cancellable only by the beneficiary in certain circumstances, to draw drafts on the issuing bank up to the face amount of the standby letter of credit under the rules relating to the contact billing process in which the $750,000 served as a bid bond. On February 28, 2016, the Company was notified that the beneficiary was terminating contract negotiations and liquidating the bid bond. The Company retrospectively took a full reserve against the standby letter of credit for the full amount of the $750,000, which was included in accrued liabilities at December 31, 2015.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest.

The Company establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other relevant information. Management believes that its contract acceptance, billing and collection policies are adequate to minimize the potential credit risk associated with accounts receivable. The Company had $29,302 and $37,369 allowance for doubtful accounts as of September 30, 2017 and December 31, 2016, respectively.

In June 2016, the Company entered a factoring agreement to sell without recourse, certain U.S. government contract receivables to an unrelated third-party financial institution. Under the current terms of the factoring agreement, the maximum amount of outstanding advances at any one time is $1.0 million. The discount rate included in the agreement was subject to change based on the historical performance of the receivables sold.

Approximately $2.0 million of receivables has been sold under the factoring agreement during fiscal year 2016 and the first, second and third quarters of 2017. The sale of these receivables accelerated the collection of the Company’s cash and reduced credit exposure during year. Sales of accounts receivable are reflected as a reduction of Accounts receivable trade, net in the Consolidated Balance Sheets, and any costs incurred by the Company associated with the factoring activity is reflected in Other Income / Expense in the Consolidated Statements of Operations, as they meet the applicable criteria of ASC 860, “Transfers and Servicing” (“ASC 860”). The amount due from the factoring company, net of advances received from the factoring company, was $0 at September 30, 2017. The Company pays factoring fees associated with the sale of receivables based on the dollar value of the receivables sold. Such fees are immaterial and are included in the Other Income / Expense in the Consolidated Statement of Operations.

In the normal course of business, the Company receives cash as security for certain contractual obligations, which are held on deposit until termination of the contract. Customer deposits are returned to the customer at contract termination or taken into income if the customer fails to perform under the contract. Amounts receivables from customers are offset against the customer deposit upon termination of the contract, if the contract permits offsetting. As of September 30, 2017, and December 31, 2016, the Company held $688,275 and $165,094, respectively, in customer deposits, net.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest.

The Company has established an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other relevant information. Management believes that its contract acceptance, billing and collection policies are adequate to minimize the potential credit risk associated with accounts receivable. The Company had $37,369 and $14,600 recorded as allowance for doubtful accounts as of December 31, 2016 and 2015, respectively.

In June 2016, the Company entered into a factoring agreement to sell without recourse, certain U.S. government contract receivables to an unrelated third-party financial institution. Under the current terms of the factoring agreement, the maximum amount of outstanding advances at any one time is $1.0 million. The discount rate included in the agreement was subject to change based on the historical performance of the receivables sold.

Approximately $1.5 million of receivables have been sold under the terms of the factoring agreement during fiscal year 2016. The sale of these receivables accelerated the collection of the Company’s cash and reduced credit exposure during the year. Sales of accounts receivable are reflected as a reduction of Accounts receivable trade, net in the Consolidated Balance Sheets, and any costs incurred by the Company associated with the factoring activity is reflected in Other Income / Expense in the Consolidated Statements of Operations, as they meet the applicable criteria of SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (“SFAS No. 140”). The amount due from the factoring companies, net of advances received from the factoring companies, was approximately $42,000 at December 31, 2016. The Company pays factoring fees associated with the sale of receivables based on the dollar value of the receivables sold. Such fees are immaterial and are included in Other Income / Expense in the Consolidated Statements of Operations.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation, and is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful lives, ranging from 3-5 years of respective assets. Expenditures for maintenance and repairs are charged to expense as incurred.

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the statement of operations.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs, including replacement of minor items of physical properties, are charged to expense; major additions to physical properties are capitalized.

It is the Company’s policy to commence depreciation upon the date that assets are placed into service. The Company recognized depreciation expense of $234,663 and $14,447 for the years ended December 31, 2016 and 2015, respectively. Depreciation is computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer equipment	3-5
Furniture and fixtures	3-5
Aircraft under capital lease	30

Intangibles

Intangibles

Intangibles are stated at cost, less accumulated amortization. Intangibles consist of computer software, Federal Aviation Administration (the “FAA”) licenses and independent research and development costs associated with the development of supplemental type certificates (“STCs”).

STCs are authorizations granted by the FAA for specific modifications of a certain aircraft. An STC authorizes us to perform modifications, installations, and assemblies on applicable customer-owned aircraft. Costs incurred to obtain STC’s are capitalized and subsequently amortized against revenue being generated from aircraft modifications associated with the STC. The costs are expensed as services are rendered on each aircraft through cost of sales using the units of production method. The legal life of an STC is indefinite. We believe we have enough future sales to fully amortize our STC development costs. As of September 30, 2017 and 2016 we have recognized no amortization of these costs.

On October 1, 2015, the Company purchased Proflight Aviation Services, LLC, which provides flight training services under a Federal Aviation Regulations (“FAR”) Part 141 certificate. The total purchase price of $50,000 was allocated to intangibles and is considered to be indefinite-lived.

It is the Company’s policy to commence amortization of computer software upon the date that assets are placed into service. Amortization is computed on a straight-line basis over a 3-year life.

Intangibles

Intangibles are stated at cost, less accumulated amortization. Intangibles consist of computer software, FAA licenses as well as independent research and development costs associated with the development of supplemental type certificates (“STCs”).

STC’s are authorizations granted by the FAA for specific modifications of certain aircraft. An STC authorizes us to perform modifications, installations and assemblies on applicable customer-owned aircraft. Costs incurred to obtain STC’s are capitalized and subsequently amortized against revenue being generated from aircraft modifications associated with the STC. The costs are expensed as services are rendered on each aircraft through cost of sales using the units of production method. The legal life of an STC is indefinite. We believe we have enough future sales to fully amortize our STC development costs. As of December 31, 2016 and 2015, we have recognized no amortization of these costs.

On October 1, 2015, the Company purchased Proflight Aviation Services, LLC, which provides flight training services under a Federal Aviation Regulation (“FAR”) Part 141 certificate. The total purchase price of $50,000 was allocated to intangibles and is considered to be indefinite lived.

On March 15, 2016, the Company purchased Tempus Jets, Inc. (“TJI”) from our CEO Benjamin Scott Terry for non-cash consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company. TJI owns an operating certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the FAR (the “Operating Certificate”). The total purchase price of $500,000 was allocated to intangibles and is considered to be indefinite-lived. The Company has filed an election under I.R.C Section 338(h)(10) to treat this qualified acquisition of stock as an acquisition of assets for tax purposes. The Company disposed of TJI effective January 1, 2017. See Note 18, Subsequent Events, below.

It is the Company’s policy to commence amortization of software upon the date that assets are placed into service. The Company recognized computer software amortization expense of $27,755 and $8,582 for the years ended December 31, 2016 and 2015, respectively. Amortization is computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer software	3

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets and certain related intangibles for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. As a result of its review, the Company does not believe that any such change has occurred. If such changes in circumstance are present, a loss is recognized to the extent the carrying value of the asset is in excess of the fair value of cash flows expected to result from the sale of the asset and amounts expected to be realized upon its eventual disposition.

Long-Lived Assets

The Company reviews its long-lived assets and certain related intangibles for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. As a result of its review, the Company does not believe that any such change has occurred. If such changes in circumstance are present, a loss is recognized to the extent the carrying value of the asset is in excess of the fair value of cash flows expected to result from the sale of the asset and amounts expected to be realized upon its eventual disposition.

Customer Deposits

Customer Deposits

In the normal course of business, the Company receives cash as security for certain contractual obligations, which are held on deposit until termination of the contract. Customer deposits are returned to the customer at contract termination or taken into income if the customer fails to perform under the contract. At December 31, 2016 and 2015, the Company held $278,945 and $754,545, respectively, in customer deposits.

Sales and Marketing

Sales and Marketing

The Company records costs for general advertising, promotion and marketing programs at the time those costs are incurred. Sales and Marketing expense was $144,007 and $620,829 for the nine months ended September 30, 2017 and 2016, respectively.

Sales and Marketing

The Company records costs for general advertising, promotion and marketing programs at the time those costs are incurred. Sales and marketing expense was $765,434 and $626,569 for years ended December 31, 2016 and 2015, respectively.

Inventory

Inventory

The Company values its inventory at the lower of average cost, first-in-first-out (“FIFO”) or net realizable value. Any identified excess, slow moving, and obsolete inventory is written down to its market value through a charge to income from operations. There was $0 and $24,999 in inventory recorded at December 31, 2016 and 2015, respectively.

Stock Based Compensation

Stock Based Compensation

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based upon fair value at the date of award using a fair value based option pricing model. The compensation expense is recognized on a straight-line basis over the requisite service period.

Stock Based Compensation

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based upon fair value at the date of award using a fair value based option pricing model. The compensation is recognized on a straight-line basis over a requisite service period.

Foreign Currency Translation

Foreign Currency Translation

The measurement currency of the Company is the U.S. Dollar. Transactions in foreign currencies are translated at the exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in other than the measurement currency, if any, are translated at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in earnings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities that are re-measured and reported at fair value for each reporting period. The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, approximates the carrying amounts represented in the accompanying consolidated balance sheets.

Fair Value of Financial Instruments

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period. The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, approximates the carrying amounts represented in the accompanying consolidated balance sheets.

Net Earnings (Loss) per Share

Net Earnings (Loss) per Share

Basic and diluted net loss per share information is presented under the requirements of ASC Topic 260, Earnings per Share. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share reflects the potential dilution of securities by adding other common stock equivalents, including stock options, warrants and convertible notes in the weighted-average number of common shares outstanding for a period, if dilutive.

As the Company has incurred losses for the nine months ended September 30, 2017 and 2016, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations. For the nine months ended September 30, 2017 and 2016, there were 13,428,930 and 10,024,972 weighted average shares outstanding, respectively.

Reclassification

Reclassification

Prior period accounts receivable from related parties of $396,986 were reclassified and netted against prior period accounts payable to related parties of $1,886,386. The balance of accounts payables to related parties after the reclassification is $1,489,400 as per December 31, 2016.

Certain other prior period amounts have been reclassified to conform to the current period presentation in the accompanying consolidated financial statements. These reclassifications had no material effect on the previously reported results of operations or accumulated deficit.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation in the accompanying consolidated financial statements. These reclassifications had no material effect on the previously reported results of operations or accumulated deficit.

Correction of an Error

Correction of an Error

The Company determined that it had been accounting for a lease agreement and its purchase obligation related to an aircraft in error. The Company should have accounted for its purchase obligation as a capital lease, thereby recording a capital lease aircraft asset and a corresponding capital lease liability of approximately $6,000,000 as of the end of the quarter ended September 30, 2016. The error was not material to the unaudited consolidated financial statements for the nine months period ended September 30, 2016 since the correction of the error increased assets and liabilities by the same amount.

Correction of an Error

The Company determined that it had been accounting for a lease agreement and its purchase obligation related to an aircraft in error. The Company should have accounted for its purchase obligation as a capital lease, thereby recording a capital lease aircraft asset and a corresponding capital lease liability of approximately $6,000,000 as of the end of the quarter ended March 31, 2016. The error was not material to the unaudited consolidated financial statements for the quarterly periods ended March 31, 2016, June 30, 2016 and September 30, 2016 since the correction of this error increased assets and liabilities by the same amount.

Subsequent Events

Subsequent Events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the issuance of the consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Under the update, revenue will be recognized based on a five-step model. The core principle of the model is that revenue will be recognized when the transfer of promised goods or services to customers is made in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In the third quarter of 2015, the FASB deferred the effective date of the standard to annual and interim periods beginning after December 15, 2017. Early adoption will be permitted for annual and interim periods beginning after December 15, 2016. The Company is currently evaluating the impact that adopting this ASU will have on its financial position, results of operations and cash flows.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” This ASU is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures, and provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. Until the issuance of this ASU, U.S. GAAP lacked guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. The amendments are effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016, with early adoption permitted. The Company has concluded that there is substantial doubt about its ability to continue as a going concern and has presented the required disclosures of this ASU in Note 2.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805). Under the update, an acquirer in a business combination is no longer required to account for measurement-period adjustments retrospectively, and, instead, will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment. The ASU is effective for financial statements issued after December 15, 2017, and interim periods within those years. Early adoption will be permitted for annual and interim periods beginning after December 15, 2016. The Company does not expect the impact of adopting this ASU to be material to the Company's financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes. Under the update, deferred taxes would be classified as noncurrent in the statement of financial position instead of being separated into current and non-current amounts. The ASU is effective for financial statements issued after January 1, 2017 with early adoption permitted. Additionally, the Company may apply the standard either prospectively or retrospectively. The Company is currently evaluating the impact that adopting this ASU will have on its financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires the lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. For leases with a term of twelve months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Further, the lease requires a finance lease to recognize both an interest expense and an amortization of the associated expense. Operating leases generally recognize the associated expense on a straight line basis. ASU 2016-02 requires the Company to adopt the standard using a modified retrospective approach and adoption beginning on January 1, 2019. The Company is currently evaluating the impact that ASU 2016-02 will have on its financial position, results of operations and cash flows.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The update amends the guidelines for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for annual and interim periods beginning January 1, 2017, and early adoption is permitted. The Company is currently evaluating the impact that ASU 2016-09 will have on its consolidated financial position, results of operations and cash flows.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash. The ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is for entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years using a retrospective transition method to each period presented. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2016-18 will have on its financial position, results of operations and cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our financial statements upon adoption.